Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Venerable Variable Insurance Trust
Entity Central Index Key	0001995745
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000247359
Shareholder Report [Line Items]
Fund Name	Venerable High Yield Fund
Class Name	Class I
Trading Symbol	VHYIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 559,001,000
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 1,837,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$559,001 Total Number of Portfolio Holdings 231 Total Advisory Fees Paid (thousands) $1,837 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.2%
Preferred Stocks	0.2%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	82.4%
International Debt	14.3%
United States Government Agencies	1.9%
Other	1.4%

C000247358
Shareholder Report [Line Items]
Fund Name	Venerable High Yield Fund
Class Name	Class V
Trading Symbol	VHYVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 559,001,000
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 1,837,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$559,001 Total Number of Portfolio Holdings 231 Total Advisory Fees Paid (thousands) $1,837 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.2%
Preferred Stocks	0.2%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	82.4%
International Debt	14.3%
United States Government Agencies	1.9%
Other	1.4%

C000247361
Shareholder Report [Line Items]
Fund Name	Venerable Large Cap Index Fund
Class Name	Class V
Trading Symbol	VVLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 3,265,545,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 2,371,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$3,265,545 Total Number of Portfolio Holdings 506 Total Advisory Fees Paid (thousands) $2,371 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	1.0%
Common Stocks	99.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	40.6%
Financial Services	14.7%
Consumer Discretionary	14.0%
Health Care	9.0%
Producer Durables	7.3%
Consumer Staples	3.8%
Utilities	3.6%
Materials and Processing	3.0%
Energy	3.0%
Other	1.0%

C000247362
Shareholder Report [Line Items]
Fund Name	Venerable Moderate Allocation Fund
Class Name	Class V
Trading Symbol	VMAVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 2,245,156,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 558,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,245,156 Total Number of Portfolio Holdings 3 Total Advisory Fees Paid (thousands) $558 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Domestic Equities	60.4%
Fixed Income	39.6%

C000247365
Shareholder Report [Line Items]
Fund Name	Venerable Strategic Bond Fund
Class Name	Class I
Trading Symbol	VVBIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,706,626,000
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 3,848,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,706,626 Total Number of Portfolio Holdings 470 Total Advisory Fees Paid (thousands) $3,848 Portfolio Turnover Rate60%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(18.0)%
Short-Term Investments	2.1%
Long-Term Fixed Income Investments	115.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	43.8%
United States Government Treasuries	34.0%
Corporate Bonds and Notes	25.7%
International Debt	9.2%
Asset-Backed Securities	3.2%
Other	(15.9)%

C000247364
Shareholder Report [Line Items]
Fund Name	Venerable Strategic Bond Fund
Class Name	Class V
Trading Symbol	VVBVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,706,626,000
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 3,848,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,706,626 Total Number of Portfolio Holdings 470 Total Advisory Fees Paid (thousands) $3,848 Portfolio Turnover Rate60%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(18.0)%
Short-Term Investments	2.1%
Long-Term Fixed Income Investments	115.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	43.8%
United States Government Treasuries	34.0%
Corporate Bonds and Notes	25.7%
International Debt	9.2%
Asset-Backed Securities	3.2%
Other	(15.9)%

C000247368
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Strategic Equity Fund
Class Name	Class I
Trading Symbol	VVSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 3,558,975,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 10,440,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$3,558,975 Total Number of Portfolio Holdings 465 Total Advisory Fees Paid (thousands) $10,440 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.8%
Financial Services	16.6%
Consumer Discretionary	13.0%
Health Care	9.8%
Producer Durables	8.3%
Materials and Processing	4.6%
Consumer Staples	3.7%
Energy	3.0%
Utilities	3.0%
Other	2.2%

C000247369
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Strategic Equity Fund
Class Name	Class V
Trading Symbol	VVSVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 3,558,975,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 10,440,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$3,558,975 Total Number of Portfolio Holdings 465 Total Advisory Fees Paid (thousands) $10,440 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	35.8%
Financial Services	16.6%
Consumer Discretionary	13.0%
Health Care	9.8%
Producer Durables	8.3%
Materials and Processing	4.6%
Consumer Staples	3.7%
Energy	3.0%
Utilities	3.0%
Other	2.2%